UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2012

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap II

Fund - Institutional Class

Annual Report

December 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2012	Past 1 year	Past 5 years	Life of fund A
Institutional Class	14.67%	1.93%	9.21%

A From August 12, 2004.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mid Cap II Fund - Institutional Class on August 12, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P MidCap 400® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. equity benchmarks posted double-digit gains for the year ending December 31, 2012, despite investors' concerns over debt woes in Europe, slower growth in China and partisan gridlock in Congress. Signs of recovery in the U.S. economy lifted stocks for most of the period, extending an uptrend that began in March 2009. The broad-based S&P 500® Index rose 16.00% for the 12 months, while the technology-heavy Nasdaq Composite Index® gained 17.45% and the blue-chip-laden Dow Jones Industrial AverageSM added 10.24%. Stocks began the year on a high note, with an improving U.S. economy and proposed bailouts in Europe buoying equities in the first quarter. Fear resurfaced in April and May, but stocks rebounded in June on central bank stimulus, a reviving U.S. housing market and more eurozone aid. Although equity benchmarks hit multiyear highs in September, pre-election jitters and the looming "fiscal cliff" of tax hikes and federal spending cuts triggered some profit-taking, followed by a brief post-election sell-off. Hurricane Sandy's aftereffects added to uncertainty, but stocks proved resilient. Within the S&P 500®, the financials and consumer discretionary sectors significantly outpaced the benchmark, while utilities and energy and utilities lagged the most, with only modest gains. Despite eurozone turmoil, foreign developed-markets stocks rose strongly, with the MSCI® EAFE® Index adding 17.48%.

Comments from Thomas Allen, Portfolio Manager of Fidelity Advisor® Mid Cap II Fund: For the year, the fund's Institutional Class shares returned 14.67%, trailing the 17.88% mark of the S&P MidCap 400® Index. Versus the index, stock selection in health care detracted, along with weak picks and an underweighting in the capital goods segment of industrials and security selection in information technology. The fund's stake in cash and cash equivalents also hurt in a strongly rising market. The largest relative detractor, biotechnology holding Regeneron Pharmaceuticals, was a strong-performing benchmark component that the fund didn't own for most of the period. Not owning data center provider and benchmark constituent Equinix also hampered results, as did overweighting Allscripts Healthcare Solutions. Conversely, stock selection in the consumer discretionary sector helped but was partially offset by the fund's industry weightings. Stock picking in financials and a large underweighting in utilities also contributed. Individual contributors included LyondellBasell Industries, a manufacturer of ethylene. Discover Financial Services, which markets the Discover credit and debit cards. Both contributors were non-index positions.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Class A	1.14%
Actual		$ 1,000.00	$ 1,071.90	$ 5.94
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.79
Class T	1.34%
Actual		$ 1,000.00	$ 1,070.20	$ 6.97
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.80
Class B	1.90%
Actual		$ 1,000.00	$ 1,067.80	$ 9.88
HypotheticalA		$ 1,000.00	$ 1,015.58	$ 9.63
Class C	1.88%
Actual		$ 1,000.00	$ 1,068.40	$ 9.77
Hypothetical A		$ 1,000.00	$ 1,015.69	$ 9.53
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,072.80	$ 4.69
HypotheticalA		$ 1,000.00	$ 1,020.61	$ 4.57

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Fiserv, Inc.	2.1	2.0
Wyndham Worldwide Corp.	1.6	1.5
HSN, Inc.	1.5	0.0
Fluor Corp.	1.5	0.5
Synopsys, Inc.	1.5	1.3
Time Warner, Inc.	1.5	1.3
Archer Daniels Midland Co.	1.5	0.0
Kroger Co.	1.5	0.2
Equifax, Inc.	1.4	0.8
Marathon Petroleum Corp.	1.3	0.9
	15.4
Top Five Market Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	28.3	16.8
Information Technology	18.7	18.9
Financials	13.9	16.0
Industrials	12.6	11.2
Energy	9.9	5.3
Asset Allocation (% of fund's net assets)
As of December 31, 2012 *		As of June 30, 2012 **
	Stocks 99.9%		Stocks 89.2%
	Bonds† 0.0%		Bonds† 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.1%		Short-Term Investments and Net Other Assets (Liabilities) 10.8%
* Foreign investments	19.5%	** Foreign investments	13.3%

† Amount represents less than 0.1%

Annual Report

Investments December 31, 2012

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 28.3%
Auto Components - 0.8%
Cooper Tire & Rubber Co.	72,300	$ 1,833,528
Delphi Automotive PLC (a)	351,965	13,462,661
New Focus Auto Tech Holdings Ltd. (a)	2,015,910	258,132
Standard Motor Products, Inc.	45,073	1,001,522
TRW Automotive Holdings Corp. (a)	88,637	4,751,830
		21,307,673
Distributors - 1.0%
Core-Mark Holding Co., Inc.	39,200	1,856,120
LKQ Corp. (a)	1,142,849	24,114,114
		25,970,234
Diversified Consumer Services - 2.1%
American Public Education, Inc. (a)	237,533	8,577,317
Grand Canyon Education, Inc. (a)	696,627	16,349,836
H&R Block, Inc.	992,695	18,434,346
Matthews International Corp. Class A	51,279	1,646,056
Service Corp. International	376,600	5,200,846
Universal Technical Institute, Inc.	72,781	730,721
Weight Watchers International, Inc. (e)	73,245	3,835,108
		54,774,230
Hotels, Restaurants & Leisure - 5.2%
AFC Enterprises, Inc. (a)	137,482	3,592,405
Bally Technologies, Inc. (a)	67,500	3,017,925
Fiesta Restaurant Group, Inc. (a)	17,200	263,504
Interval Leisure Group, Inc.	340,565	6,603,555
Jubilant Foodworks Ltd. (a)	621,220	14,724,920
Life Time Fitness, Inc. (a)	30,744	1,512,912
Paddy Power PLC (Ireland)	87,500	7,223,322
Panera Bread Co. Class A (a)	78,200	12,420,506
Papa John's International, Inc. (a)	166,353	9,139,434
Texas Roadhouse, Inc. Class A	601,259	10,101,151
The Cheesecake Factory, Inc.	705,207	23,074,373
Wyndham Worldwide Corp.	781,740	41,596,385
		133,270,392
Household Durables - 2.4%
ARNEST ONE Corp.	258,800	4,239,379
Haseko Corp. (a)	6,733,500	5,354,343
Jarden Corp.	395,117	20,427,549
NVR, Inc. (a)	13,438	12,362,960
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Ryland Group, Inc.	89,300	$ 3,259,450
Whirlpool Corp.	147,119	14,969,358
		60,613,039
Internet & Catalog Retail - 2.4%
Expedia, Inc.	369,377	22,698,217
HSN, Inc.	714,806	39,371,514
		62,069,731
Leisure Equipment & Products - 1.5%
Brunswick Corp.	158,825	4,620,219
Polaris Industries, Inc.	388,400	32,683,860
		37,304,079
Media - 4.9%
Cheil Worldwide, Inc.	334,620	6,794,093
Cinemark Holdings, Inc.	450,041	11,692,065
Comcast Corp. Class A	360,715	13,483,527
Discovery Communications, Inc. (a)	509,665	32,353,534
KT Skylife Co. Ltd. (a)	373,430	11,821,526
McGraw-Hill Companies, Inc.	177,240	9,689,711
Pearson PLC	74,200	1,446,273
Time Warner, Inc.	804,404	38,474,643
		125,755,372
Specialty Retail - 7.0%
American Eagle Outfitters, Inc.	667,193	13,684,128
Asbury Automotive Group, Inc. (a)	17,632	564,753
Ascena Retail Group, Inc. (a)	110,707	2,046,972
Cabela's, Inc. Class A (a)	167,309	6,985,151
Foot Locker, Inc.	762,981	24,506,950
Group 1 Automotive, Inc.	332,932	20,638,455
Guess?, Inc.	61,812	1,516,866
Limited Brands, Inc.	122,899	5,783,627
Lithia Motors, Inc. Class A (sub. vtg.)	340,263	12,732,641
Penske Automotive Group, Inc.	392,842	11,820,616
PetSmart, Inc.	44,161	3,017,963
Ross Stores, Inc.	264,683	14,332,584
Sally Beauty Holdings, Inc. (a)	74,772	1,762,376
Signet Jewelers Ltd.	67,700	3,615,180
Sonic Automotive, Inc. Class A (sub. vtg.)	710,887	14,850,429
Stage Stores, Inc.	98,300	2,435,874
TJX Companies, Inc.	752,638	31,949,483
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tsutsumi Jewelry Co. Ltd.	52,500	$ 1,347,888
Vitamin Shoppe, Inc. (a)	100,500	5,764,680
		179,356,616
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	82,200	7,336,282
Page Industries Ltd.	21,999	1,373,165
PVH Corp.	156,351	17,356,525
		26,065,972
TOTAL CONSUMER DISCRETIONARY		726,487,338
CONSUMER STAPLES - 6.0%
Beverages - 0.5%
Dr. Pepper Snapple Group, Inc.	269,454	11,904,478
Food & Staples Retailing - 1.6%
Kroger Co.	1,443,778	37,567,104
Safeway, Inc. (e)	230,146	4,163,341
		41,730,445
Food Products - 3.4%
Archer Daniels Midland Co.	1,373,523	37,620,795
Britannia Industries Ltd. (a)	82,351	751,711
ConAgra Foods, Inc.	184,811	5,451,925
Hain Celestial Group, Inc. (a)	214,498	11,630,082
Ingredion, Inc.	94,417	6,083,287
Lancaster Colony Corp.	44,196	3,057,921
Orion Corp.	2,074	2,141,226
Post Holdings, Inc. (a)	40,765	1,396,201
Want Want China Holdings Ltd.	13,375,000	18,743,803
		86,876,951
Household Products - 0.1%
Jyothy Laboratories Ltd.	268,500	803,218
Spectrum Brands Holdings, Inc.	43,291	1,945,065
		2,748,283
Personal Products - 0.4%
Elizabeth Arden, Inc. (a)	231,901	10,437,864
TOTAL CONSUMER STAPLES		153,698,021
Common Stocks - continued
	Shares	Value
ENERGY - 9.9%
Energy Equipment & Services - 5.0%
Diamond Offshore Drilling, Inc. (e)	190,100	$ 12,919,196
Dresser-Rand Group, Inc. (a)	285,134	16,007,423
Dril-Quip, Inc. (a)	41,000	2,995,050
Ensco PLC Class A	293,566	17,402,592
Helix Energy Solutions Group, Inc. (a)	725,281	14,969,800
McDermott International, Inc. (a)	2,593,919	28,584,987
Noble Corp.	392,600	13,670,332
Oil States International, Inc. (a)	56,026	4,008,100
Parker Drilling Co. (a)	275,810	1,268,726
TETRA Technologies, Inc. (a)	550,433	4,177,786
TGS Nopec Geophysical Co. ASA	207,200	6,842,926
Unit Corp. (a)	143,964	6,485,578
		129,332,496
Oil, Gas & Consumable Fuels - 4.9%
Apache Corp.	64,396	5,055,086
Denbury Resources, Inc. (a)	611,768	9,910,642
Emerald Oil, Inc. warrants 2/4/16 (a)	56,881	1
Hess Corp.	118,400	6,270,464
HollyFrontier Corp.	76,180	3,546,179
Marathon Oil Corp.	19,500	597,870
Marathon Petroleum Corp.	541,796	34,133,148
Murphy Oil Corp.	107,600	6,407,580
Occidental Petroleum Corp.	80,600	6,174,766
Peabody Energy Corp.	77,474	2,061,583
Petroquest Energy, Inc. (a)	9,400	46,530
Phillips 66	195,160	10,362,996
QEP Resources, Inc.	150,152	4,545,101
Rosetta Resources, Inc. (a)	70,500	3,197,880
Swift Energy Co. (a)	261,908	4,030,764
Tesoro Corp.	160,532	7,071,435
Ultra Petroleum Corp. (a)(e)	76,800	1,392,384
Valero Energy Corp.	500,424	17,074,467
Whiting Petroleum Corp. (a)	8,500	368,645
WPX Energy, Inc.	174,026	2,589,507
		124,837,028
TOTAL ENERGY		254,169,524
Common Stocks - continued
	Shares	Value
FINANCIALS - 13.7%
Capital Markets - 3.1%
Affiliated Managers Group, Inc. (a)	114,919	$ 14,956,708
BlackRock, Inc. Class A	43,823	9,058,652
Marusan Securities Co. Ltd.	417,800	2,259,555
Monex Group, Inc.	14,357	3,618,776
SEI Investments Co.	420,850	9,822,639
Virtus Investment Partners, Inc. (a)	17,705	2,141,243
Waddell & Reed Financial, Inc. Class A	361,800	12,597,876
Walter Investment Management Corp. (a)	574,287	24,705,827
		79,161,276
Commercial Banks - 4.8%
BB&T Corp.	344,691	10,033,955
BOK Financial Corp.	13,276	723,011
City National Corp.	134,695	6,670,096
Comerica, Inc.	299,600	9,089,864
Cullen/Frost Bankers, Inc.	129,461	7,025,848
First Commonwealth Financial Corp.	792,463	5,404,598
Glacier Bancorp, Inc.	182,694	2,687,429
HDFC Bank Ltd.	555,558	6,916,631
Huntington Bancshares, Inc.	2,554,416	16,322,718
IndusInd Bank Ltd.	400,440	3,086,654
PrivateBancorp, Inc.	691,172	10,588,755
Regions Financial Corp.	826,066	5,881,590
Shinsei Bank Ltd. (g)	4,980,000	9,967,657
SunTrust Banks, Inc.	397,718	11,275,305
Synovus Financial Corp.	1,338,027	3,278,166
Texas Capital Bancshares, Inc. (a)	293,785	13,167,444
		122,119,721
Consumer Finance - 1.6%
ACOM Co. Ltd. (a)	305,470	8,798,587
Credit Acceptance Corp. (a)	33,179	3,373,641
Credit Saison Co. Ltd.	262,400	6,563,325
Discover Financial Services	194,001	7,478,739
Hitachi Capital Corp.	351,000	7,240,001
SLM Corp.	510,915	8,751,974
		42,206,267
Diversified Financial Services - 0.0%
CRISIL Ltd.	46,923	929,360
Insurance - 2.6%
Assured Guaranty Ltd.	223,746	3,183,906
Lincoln National Corp.	831,811	21,543,905
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Old Republic International Corp.	1,916,392	$ 20,409,575
Protective Life Corp.	452,036	12,919,189
Reinsurance Group of America, Inc.	143,085	7,657,909
		65,714,484
Real Estate Investment Trusts - 0.4%
Coresite Realty Corp.	149,069	4,123,249
Extra Space Storage, Inc.	61,580	2,240,896
Kite Realty Group Trust	594,000	3,320,460
		9,684,605
Real Estate Management & Development - 1.2%
Altisource Asset Management Corp. (a)	25,603	2,099,446
Altisource Portfolio Solutions SA (a)	240,769	20,863,838
Altisource Residential Corp. (a)	85,344	1,351,849
Wharf Holdings Ltd.	727,000	5,793,989
		30,109,122
TOTAL FINANCIALS		349,924,835
HEALTH CARE - 4.6%
Biotechnology - 1.4%
3SBio, Inc. sponsored ADR (a)	101,477	1,384,146
Alexion Pharmaceuticals, Inc. (a)	41,290	3,873,415
Biogen Idec, Inc. (a)	30,900	4,532,103
Celgene Corp. (a)	47,585	3,745,891
Genomic Health, Inc. (a)	47,057	1,282,774
PDL BioPharma, Inc. (e)	108,900	767,745
Puma Biotechnology, Inc.	33,200	622,500
Regeneron Pharmaceuticals, Inc. (a)	59,338	10,150,952
United Therapeutics Corp. (a)	193,644	10,344,462
		36,703,988
Health Care Equipment & Supplies - 0.6%
ResMed, Inc.	96,270	4,001,944
St. Jude Medical, Inc.	48,171	1,740,900
SurModics, Inc. (a)	113,845	2,545,574
Thoratec Corp. (a)	50,324	1,888,156
Trinity Biotech PLC sponsored ADR	318,868	4,598,077
		14,774,651
Health Care Providers & Services - 1.8%
AMN Healthcare Services, Inc. (a)	703,922	8,130,299
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Community Health Systems, Inc.	110,937	$ 3,410,203
DaVita, Inc. (a)	28,570	3,157,842
Health Management Associates, Inc. Class A (a)	348,894	3,251,692
Humana, Inc.	9,312	639,083
Miraca Holdings, Inc.	76,300	3,076,475
Omnicare, Inc.	94,808	3,422,569
PharMerica Corp. (a)	102,663	1,461,921
Ship Healthcare Holdings, Inc. (g)	241,500	6,418,640
Team Health Holdings, Inc. (a)	103,500	2,977,695
Tenet Healthcare Corp. (a)	274,925	8,926,815
Universal Health Services, Inc. Class B	54,665	2,643,053
		47,516,287
Life Sciences Tools & Services - 0.7%
Cambrex Corp. (a)	177,410	2,018,926
Thermo Fisher Scientific, Inc.	252,238	16,087,740
		18,106,666
Pharmaceuticals - 0.1%
Cadila Healthcare Ltd.	1	8
Valeant Pharmaceuticals International, Inc. (Canada) (a)	28,300	1,688,270
		1,688,278
TOTAL HEALTH CARE		118,789,870
INDUSTRIALS - 12.6%
Aerospace & Defense - 0.3%
Esterline Technologies Corp. (a)	106,134	6,751,184
TransDigm Group, Inc.	13,513	1,842,633
		8,593,817
Airlines - 1.0%
Copa Holdings SA Class A	103,109	10,254,190
Southwest Airlines Co.	1,514,650	15,510,016
		25,764,206
Building Products - 0.5%
Apogee Enterprises, Inc.	154,052	3,692,626
Lennox International, Inc.	196,743	10,332,942
		14,025,568
Commercial Services & Supplies - 1.7%
Copart, Inc. (a)	273,166	8,058,397
Corrections Corp. of America	374,638	13,288,410
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Edenred SA	43,634	$ 1,349,526
Multiplus SA	272,700	6,431,943
Republic Services, Inc.	297,384	8,722,273
The Brink's Co.	90,212	2,573,748
Unifirst Corp. Massachusetts	26,839	1,967,835
		42,392,132
Construction & Engineering - 2.9%
Chiyoda Corp.	487,000	6,976,357
Fluor Corp.	667,132	39,187,334
Foster Wheeler AG (a)	881,275	21,432,608
URS Corp.	168,135	6,600,980
		74,197,279
Electrical Equipment - 0.8%
Acuity Brands, Inc.	59,446	4,026,278
AMETEK, Inc.	106,364	3,996,095
Generac Holdings, Inc.	53,676	1,841,624
Roper Industries, Inc.	88,800	9,899,424
		19,763,421
Industrial Conglomerates - 1.1%
Carlisle Companies, Inc.	411,715	24,192,373
Max India Ltd.	1,047,994	4,660,877
		28,853,250
Machinery - 1.7%
Actuant Corp. Class A	17,129	478,070
AGCO Corp. (a)	253,129	12,433,696
Ingersoll-Rand PLC	491,452	23,570,038
Kitz Corp.	74,700	353,280
Snap-On, Inc.	81,136	6,408,933
Terex Corp. (a)	17,200	483,492
		43,727,509
Professional Services - 2.1%
Brunel International NV	98,356	4,797,742
Corporate Executive Board Co.	248,254	11,782,135
en-japan, Inc. (g)	13	11,579
Equifax, Inc.	677,604	36,671,928
		53,263,384
Road & Rail - 0.5%
Con-way, Inc.	33,128	921,621
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Hertz Global Holdings, Inc. (a)	190,608	$ 3,101,192
Old Dominion Freight Lines, Inc. (a)	238,583	8,178,625
		12,201,438
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. (a)	5,253	174,820
TOTAL INDUSTRIALS		322,956,824
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 1.2%
AAC Acoustic Technology Holdings, Inc.	2,727,000	9,669,450
Acme Packet, Inc. (a)	72,719	1,608,544
Brocade Communications Systems, Inc. (a)	2,771,722	14,773,278
Motorola Solutions, Inc.	54,400	3,028,992
Riverbed Technology, Inc. (a)	88,912	1,753,345
		30,833,609
Computers & Peripherals - 1.0%
Cray, Inc. (a)	124,742	1,989,635
Gemalto NV	138,184	12,473,149
NCR Corp. (a)	442,448	11,273,575
		25,736,359
Electronic Equipment & Components - 1.2%
Arrow Electronics, Inc. (a)	80,754	3,075,112
Avnet, Inc. (a)	101,420	3,104,466
Benchmark Electronics, Inc. (a)	98,735	1,640,976
FEI Co.	47,277	2,621,982
Ingenico SA	174,616	9,933,775
Ingram Micro, Inc. Class A (a)	34,794	588,714
Jabil Circuit, Inc.	51,019	984,157
Plexus Corp. (a)	54,064	1,394,851
Tech Data Corp. (a)	103,033	4,691,092
Vishay Intertechnology, Inc. (a)	275,385	2,927,343
		30,962,468
Internet Software & Services - 0.5%
eBay, Inc. (a)	100,158	5,110,061
Mail.ru Group Ltd. GDR (Reg. S)	90,100	3,147,031
Tencent Holdings Ltd.	93,300	3,059,933
		11,317,025
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 8.6%
Alliance Data Systems Corp. (a)(e)	155,128	$ 22,456,329
Amdocs Ltd.	89,459	3,040,711
Computer Task Group, Inc. (a)	268,156	4,888,484
CoreLogic, Inc. (a)	219,014	5,895,857
Euronet Worldwide, Inc. (a)	252,168	5,951,165
Fidelity National Information Services, Inc.	507,494	17,665,866
Fiserv, Inc. (a)	676,900	53,495,405
FleetCor Technologies, Inc. (a)	544,889	29,233,295
Gartner, Inc. Class A (a)	63,580	2,925,952
Genpact Ltd.	593,533	9,199,762
Heartland Payment Systems, Inc.	209,103	6,168,539
Jack Henry & Associates, Inc.	66,600	2,614,716
Maximus, Inc.	130,698	8,262,728
NeuStar, Inc. Class A (a)	318,242	13,343,887
Teletech Holdings, Inc. (a)	286,901	5,106,838
Total System Services, Inc.	592,586	12,693,192
Visa, Inc. Class A	119,704	18,144,732
		221,087,458
Semiconductors & Semiconductor Equipment - 2.3%
Cypress Semiconductor Corp.	77,375	838,745
Integrated Device Technology, Inc. (a)	1,258,634	9,188,028
Integrated Silicon Solution, Inc. (a)	54,883	493,947
International Rectifier Corp. (a)	158,648	2,812,829
KLA-Tencor Corp.	29,906	1,428,311
Lam Research Corp. (a)	164,559	5,945,517
LSI Corp. (a)	364,952	2,583,860
Mellanox Technologies Ltd. (a)	61,877	3,674,256
MEMC Electronic Materials, Inc. (a)	673,772	2,162,808
NVIDIA Corp.	535,700	6,583,753
PDF Solutions, Inc. (a)	281,144	3,874,164
RF Micro Devices, Inc. (a)	229,458	1,027,972
Samsung Electronics Co. Ltd.	2,357	3,408,619
Skyworks Solutions, Inc. (a)	404,951	8,220,505
Taiwan Semiconductor Manufacturing Co. Ltd.	2,030,000	6,783,891
		59,027,205
Software - 3.9%
Autodesk, Inc. (a)	154,600	5,465,110
Compuware Corp. (a)	1,158,836	12,596,547
Intuit, Inc.	26,176	1,557,472
Mentor Graphics Corp. (a)	1,353,986	23,044,842
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
NetDragon WebSoft, Inc.	974,000	$ 1,399,279
SS&C Technologies Holdings, Inc. (a)	501,941	11,604,876
Symantec Corp. (a)	285,879	5,377,384
Synopsys, Inc. (a)	1,227,048	39,069,208
		100,114,718
TOTAL INFORMATION TECHNOLOGY		479,078,842
MATERIALS - 5.8%
Chemicals - 3.5%
Ashland, Inc.	178,130	14,323,433
Cabot Corp.	16,853	670,581
CF Industries Holdings, Inc.	14,617	2,969,590
Cytec Industries, Inc.	92,179	6,344,681
FMC Corp.	90,727	5,309,344
Landec Corp. (a)	363,170	3,446,483
LyondellBasell Industries NV Class A	475,814	27,164,221
Pidilite Industries Ltd. (a)	915,672	3,659,385
PolyOne Corp.	48,111	982,427
PPG Industries, Inc.	82,332	11,143,636
Valspar Corp.	98,998	6,177,475
W.R. Grace & Co. (a)	105,286	7,078,378
		89,269,634
Metals & Mining - 1.7%
Barrick Gold Corp.	190,900	6,682,556
Detour Gold Corp. (a)	46,000	1,151,041
Goldcorp, Inc.	345,500	12,702,257
IAMGOLD Corp.	191,900	2,197,387
New Gold, Inc. (a)	911,100	10,084,660
Osisko Mining Corp. (a)	448,200	3,604,705
Yamana Gold, Inc. (e)	351,233	6,041,617
		42,464,223
Paper & Forest Products - 0.6%
International Paper Co.	396,649	15,802,496
TOTAL MATERIALS		147,536,353
UTILITIES - 0.1%
Electric Utilities - 0.0%
ITC Holdings Corp.	10,653	819,322
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 0.1%
Towngas China Co. Ltd.	562,000	$ 465,929
UGI Corp.	11,400	372,894
		838,823
TOTAL UTILITIES		1,658,145
TOTAL COMMON STOCKS (Cost $2,214,701,155)		2,554,299,752
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (f)	2,423	2,368,483
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	140,930	3,755,785
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,669,047)		6,124,268
Nonconvertible Bonds - 0.0%
Principal Amount
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Britannia Industries Ltd. 8.25% 3/22/13 (d) (Cost $39,338)	10,968	35,784
Money Market Funds - 1.3%
	Shares	Value
Fidelity Cash Central Fund, 0.18% (b)	15,223,602	$ 15,223,602
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	18,114,050	18,114,050
TOTAL MONEY MARKET FUNDS (Cost $33,337,652)		33,337,652
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,252,747,192)		2,593,797,456
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(31,162,695)
NET ASSETS - 100%		$ 2,562,634,761
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount shown represents units.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,368,483 or 0.1% of net assets.

(g) Security or a portion of the security sold on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 247,480
Fidelity Securities Lending Cash Central Fund	594,130
Total	$ 841,610
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 726,487,338	$ 664,568,015	$ 61,919,323	$ -
Consumer Staples	153,698,021	131,258,063	22,439,958	-
Energy	254,169,524	247,326,597	6,842,927	-
Financials	356,049,103	298,506,085	57,543,018	-
Health Care	118,789,870	109,294,747	9,495,123	-
Industrials	322,956,824	298,375,520	24,581,304	-
Information Technology	479,078,842	429,203,715	49,875,127	-
Materials	147,536,353	143,876,968	3,659,385	-
Utilities	1,658,145	1,192,216	465,929	-
Corporate Bonds	35,784	-	35,784	-
Money Market Funds	33,337,652	33,337,652	-	-
Total Investments in Securities:	$ 2,593,797,456	$ 2,356,939,578	$ 236,857,878	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 119,507,257
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	80.5%
Japan	2.6%
Canada	1.9%
Netherlands	1.8%
Panama	1.5%
Cayman Islands	1.5%
India	1.4%
Ireland	1.4%
Switzerland	1.3%
Korea (South)	1.0%
Others (Individually Less Than 1%)	5.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012

Assets
Investment in securities, at value (including securities loaned of $17,805,970) - See accompanying schedule: Unaffiliated issuers (cost $2,219,409,540)	$ 2,560,459,804
Fidelity Central Funds (cost $33,337,652)	33,337,652
Total Investments (cost $2,252,747,192)		$ 2,593,797,456
Cash		1,835
Receivable for investments sold Regular delivery		12,219,060
Delayed delivery		1,471,254
Receivable for fund shares sold		4,462,771
Dividends receivable		926,807
Interest receivable		1,889
Distributions receivable from Fidelity Central Funds		25,197
Prepaid expenses		7,348
Other receivables		380,347
Total assets		2,613,293,964

Liabilities
Payable for investments purchased	$ 18,761,058
Payable for fund shares redeemed	11,254,660
Distributions payable	118
Accrued management fee	1,185,563
Distribution and service plan fees payable	586,286
Other affiliated payables	676,883
Other payables and accrued expenses	80,585
Collateral on securities loaned, at value	18,114,050
Total liabilities		50,659,203

Net Assets		$ 2,562,634,761
Net Assets consist of:
Paid in capital		$ 2,203,961,672
Accumulated net investment loss		(30,626)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		17,650,517
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		341,053,198
Net Assets		$ 2,562,634,761

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

December 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($929,707,319 ÷ 53,352,741 shares)	$ 17.43

Maximum offering price per share (100/94.25 of $17.43)	$ 18.49
Class T: Net Asset Value and redemption price per share ($388,598,060 ÷ 22,547,215 shares)	$ 17.23

Maximum offering price per share (100/96.50 of $17.23)	$ 17.85
Class B: Net Asset Value and offering price per share ($43,995,816 ÷ 2,658,165 shares)A	$ 16.55

Class C: Net Asset Value and offering price per share ($233,541,991 ÷ 14,088,454 shares)A	$ 16.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($966,791,575 ÷ 54,614,873 shares)	$ 17.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2012

Investment Income
Dividends		$ 44,883,058
Interest		7,455
Income from Fidelity Central Funds		841,610
Total income		45,732,123

Expenses
Management fee	$ 16,892,124
Transfer agent fees	8,727,158
Distribution and service plan fees	8,419,110
Accounting and security lending fees	903,605
Custodian fees and expenses	232,743
Independent trustees' compensation	20,393
Registration fees	158,911
Audit	86,831
Legal	11,662
Interest	1,251
Miscellaneous	35,304
Total expenses before reductions	35,489,092
Expense reductions	(663,678)	34,825,414
Net investment income (loss)		10,906,709
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	233,337,074
Foreign currency transactions	(176,862)
Total net realized gain (loss)		233,160,212
Change in net unrealized appreciation (depreciation) on: Investment securities	142,225,830
Assets and liabilities in foreign currencies	4,183
Total change in net unrealized appreciation (depreciation)		142,230,013
Net gain (loss)		375,390,225
Net increase (decrease) in net assets resulting from operations		$ 386,296,934

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,906,709	$ (10,369,855)
Net realized gain (loss)	233,160,212	191,581,257
Change in net unrealized appreciation (depreciation)	142,230,013	(571,662,525)
Net increase (decrease) in net assets resulting from operations	386,296,934	(390,451,123)
Distributions to shareholders from net investment income	(1,913,985)	-
Distributions to shareholders from net realized gain	(125,035,080)	-
Total distributions	(126,949,065)	-
Share transactions - net increase (decrease)	(729,148,287)	39,733,323
Total increase (decrease) in net assets	(469,800,418)	(350,717,800)

Net Assets
Beginning of period	3,032,435,179	3,383,152,979
End of period (including accumulated net investment loss of $30,626 and accumulated net investment loss of $8,129,242, respectively)	$ 2,562,634,761	$ 3,032,435,179

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.02	$ 17.90	$ 14.17	$ 10.30	$ 17.05
Income from Investment Operations
Net investment income (loss) C	.07	(.05)	(.02)	- I	.01
Net realized and unrealized gain (loss)	2.22	(1.83)	3.78	3.93	(6.68)
Total from investment operations	2.29	(1.88)	3.76	3.93	(6.67)
Distributions from net realized gain	(.88)	-	(.03)	(.06)	(.08)
Net asset value, end of period	$ 17.43	$ 16.02	$ 17.90	$ 14.17	$ 10.30
Total Return A,B	14.41%	(10.50)%	26.56%	38.17%	(39.30)%
Ratios to Average Net AssetsD,G
Expenses before reductions	1.15%	1.16%	1.16%	1.18%	1.22%
Expenses net of fee waivers, if any	1.15%	1.16%	1.16%	1.18%	1.22%
Expenses net of all reductions	1.13%	1.15%	1.15%	1.17%	1.21%
Net investment income (loss)	.38%	(.27)%	(.13)%	-% F	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 929,707	$ 1,323,551	$ 1,525,295	$ 790,594	$ 515,659
Portfolio turnover rate E	186%	80%	42%	60%	147% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.88	$ 17.79	$ 14.11	$ 10.26	$ 17.01
Income from Investment Operations
Net investment income (loss)C	.03	(.08)	(.05)	(.03)	(.03)
Net realized and unrealized gain (loss)	2.20	(1.83)	3.76	3.91	(6.64)
Total from investment operations	2.23	(1.91)	3.71	3.88	(6.67)
Distributions from net realized gain	(.88)	-	(.03)	(.03)	(.08)
Net asset value, end of period	$ 17.23	$ 15.88	$ 17.79	$ 14.11	$ 10.26
Total ReturnA,B	14.16%	(10.74)%	26.31%	37.82%	(39.39)%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.35%	1.35%	1.37%	1.42%	1.43%
Expenses net of fee waivers, if any	1.35%	1.35%	1.37%	1.42%	1.43%
Expenses net of all reductions	1.33%	1.34%	1.37%	1.41%	1.42%
Net investment income (loss)	.18%	(.46)%	(.34)%	(.23)%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 388,598	$ 420,604	$ 523,899	$ 416,952	$ 311,520
Portfolio turnover rate E	186%	80%	42%	60%	147% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.37	$ 17.31	$ 13.81	$ 10.07	$ 16.79
Income from Investment Operations
Net investment income (loss) C	(.06)	(.17)	(.13)	(.09)	(.10)
Net realized and unrealized gain (loss)	2.12	(1.77)	3.66	3.83	(6.54)
Total from investment operations	2.06	(1.94)	3.53	3.74	(6.64)
Distributions from net realized gain	(.88)	-	(.03)	-	(.08)
Net asset value, end of period	$ 16.55	$ 15.37	$ 17.31	$ 13.81	$ 10.07
Total Return A,B	13.52%	(11.21)%	25.58%	37.14%	(39.73)%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.91%	1.91%	1.91%	1.96%	1.99%
Expenses net of fee waivers, if any	1.91%	1.91%	1.91%	1.96%	1.99%
Expenses net of all reductions	1.88%	1.90%	1.91%	1.95%	1.98%
Net investment income (loss)	(.38)%	(1.02)%	(.88)%	(.78)%	(.74)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,996	$ 57,534	$ 83,330	$ 73,184	$ 57,954
Portfolio turnover rate E	186%	80%	42%	60%	147% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.39	$ 17.32	$ 13.81	$ 10.07	$ 16.80
Income from Investment Operations
Net investment income (loss) C	(.06)	(.17)	(.13)	(.09)	(.10)
Net realized and unrealized gain (loss)	2.13	(1.76)	3.67	3.83	(6.55)
Total from investment operations	2.07	(1.93)	3.54	3.74	(6.65)
Distributions from net realized gain	(.88)	-	(.03)	-	(.08)
Net asset value, end of period	$ 16.58	$ 15.39	$ 17.32	$ 13.81	$ 10.07
Total ReturnA,B	13.57%	(11.14)%	25.65%	37.14%	(39.77)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.88%	1.87%	1.88%	1.94%	1.98%
Expenses net of fee waivers, if any	1.88%	1.87%	1.88%	1.94%	1.98%
Expenses net of all reductions	1.86%	1.86%	1.88%	1.93%	1.97%
Net investment income (loss)	(.35)%	(.98)%	(.85)%	(.76)%	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 233,542	$ 258,215	$ 299,688	$ 217,164	$ 156,528
Portfolio turnover rate E	186%	80%	42%	60%	147% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.25	$ 18.12	$ 14.31	$ 10.39	$ 17.15
Income from Investment Operations
Net investment income (loss) B	.11	- G	.02	.03	.04
Net realized and unrealized gain (loss)	2.26	(1.87)	3.82	3.98	(6.72)
Total from investment operations	2.37	(1.87)	3.84	4.01	(6.68)
Distributions from net investment income	(.04)	-	-	-	-
Distributions from net realized gain	(.88)	-	(.03)	(.09)	(.08)
Total distributions	(.92)	-	(.03)	(.09)	(.08)
Net asset value, end of period	$ 17.70	$ 16.25	$ 18.12	$ 14.31	$ 10.39
Total ReturnA	14.67%	(10.32)%	26.86%	38.55%	(39.13)%
Ratios to Average Net AssetsC,E
Expenses before reductions	.90%	.90%	.90%	.95%	.97%
Expenses net of fee waivers, if any	.90%	.90%	.90%	.95%	.97%
Expenses net of all reductions	.88%	.89%	.90%	.94%	.96%
Net investment income (loss)	.63%	(.02)%	.13%	.23%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 966,792	$ 972,531	$ 950,940	$ 535,875	$ 402,675
Portfolio turnover rate D	186%	80%	42%	60%	147% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2012

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2012, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of December 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 375,284,227
Gross unrealized depreciation	(43,909,878)
Net unrealized appreciation (depreciation) on securities and other investments	$ 331,374,349

Tax Cost	$ 2,262,423,107

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 34,145,125
Net unrealized appreciation (depreciation)	$ 331,377,283

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (6,808,536)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund acquired $6,808,536 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,702,134 per year.

The tax character of distributions paid was as follows:

	December 31, 2012	December 31, 2011
Ordinary Income	$ 1,913,985	$ -
Long-term Capital Gains	125,035,080	-
Total	$ 126,949,065	$ -

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,331,620,155 and $6,061,235,952, respectively.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 3,272,921	$ 45,129
Class T	.25%	.25%	2,097,710	6,716
Class B	.75%	.25%	521,431	391,952
Class C	.75%	.25%	2,527,048	248,042
			$ 8,419,110	$ 691,839

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 169,573
Class T	27,930
Class B*	70,097
Class C*	23,865
$ 291,465

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 3,885,210.30
Class T	1,015,205.24
Class B	156,241.30
Class C	690,112.27
Institutional Class	2,980,390.30
	$ 8,727,158

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $39,111 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,706,364.42%		$ 1,251

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,616 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $232,320. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $594,130, including $45 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $663,585 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $93.

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2012	2011
From net investment income
Institutional Class	$ 1,913,985	$ -
From net realized gain
Class A	$ 45,477,477	$ -
Class T	19,107,017	-
Class B	2,284,191	-
Class C	11,934,510	-
Institutional Class	46,231,885	-
Total	$ 125,035,080	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2012	2011	2012	2011
Class A
Shares sold	13,667,395	30,412,558	$ 238,850,934	$ 540,617,970
Reinvestment of distributions	2,506,427	-	42,859,902	-
Shares redeemed	(45,454,317)	(32,976,341)	(789,341,888)	(570,949,906)
Net increase (decrease)	(29,280,495)	(2,563,783)	$ (507,631,052)	$ (30,331,936)
Class T
Shares sold	3,527,446	7,239,654	$ 61,068,430	$ 127,751,827
Reinvestment of distributions	1,072,407	-	18,134,396	-
Shares redeemed	(8,536,501)	(10,211,084)	(147,707,318)	(177,115,932)
Net increase (decrease)	(3,936,648)	(2,971,430)	$ (68,504,492)	$ (49,364,105)
Class B
Shares sold	46,541	191,984	$ 777,999	$ 3,304,518
Reinvestment of distributions	130,661	-	2,123,240	-
Shares redeemed	(1,262,788)	(1,263,087)	(21,119,676)	(20,958,797)
Net increase (decrease)	(1,085,586)	(1,071,103)	$ (18,218,437)	$ (17,654,279)
Class C
Shares sold	1,456,138	4,512,050	$ 24,388,070	$ 78,435,794
Reinvestment of distributions	653,779	-	10,636,987	-
Shares redeemed	(4,803,300)	(5,031,678)	(80,054,915)	(83,511,938)
Net increase (decrease)	(2,693,383)	(519,628)	$ (45,029,858)	$ (5,076,144)
Institutional Class
Shares sold	14,326,778	26,124,663	$ 254,086,166	$ 469,245,567
Reinvestment of distributions	2,506,041	-	43,613,938	-
Shares redeemed	(22,067,425)	(18,763,459)	(387,464,552)	(327,085,780)
Net increase (decrease)	(5,234,606)	7,361,204	$ (89,764,448)	$ 142,159,787

Annual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Mid Cap II Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Mid Cap II Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Mid Cap II Fund as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 15, 2013

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 234 funds advised by FMR or an affiliate. Mr. Curvey oversees 452 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (64)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (59)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (68)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (62)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (68)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (73)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (63)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (62)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (70)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (65)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (43)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (47)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as President of Fidelity Research & Analysis Company (2010-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investment Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (48)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stacie Smith (38)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2012-present) of other Fidelity funds and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (54)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Hebble served as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Mid Cap II Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	02/11/13	02/08/13	$0.236

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2012, $180,347,117, or, if subsequently determined to be different, the net capital gain of such year.

Institutional Class designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 100% of dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mid Cap II Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Advisor Mid Cap II Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the fourth quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's disappointing performance relative to its peer group and benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Mid Cap II Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2011 and the total expense ratio of Class T ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AMPI-UANN-0213
1.801441.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap II

Fund - Class A, Class T,
Class B and Class C

Annual Report

December 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2012	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	7.83%	0.48%	8.17%
Class T (incl. 3.50% sales charge)	10.16%	0.74%	8.25%
Class B (incl. contingent deferred sales charge) B	8.52%	0.53%	8.25%
Class C (incl. contingent deferred sales charge) C	12.57%	0.93%	8.14%

A From August 12, 2004.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mid Cap II Fund - Class A on August 12, 2004, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P MidCap 400® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. equity benchmarks posted double-digit gains for the year ending December 31, 2012, despite investors' concerns over debt woes in Europe, slower growth in China and partisan gridlock in Congress. Signs of recovery in the U.S. economy lifted stocks for most of the period, extending an uptrend that began in March 2009. The broad-based S&P 500® Index rose 16.00% for the 12 months, while the technology-heavy Nasdaq Composite Index® gained 17.45% and the blue-chip-laden Dow Jones Industrial AverageSM added 10.24%. Stocks began the year on a high note, with an improving U.S. economy and proposed bailouts in Europe buoying equities in the first quarter. Fear resurfaced in April and May, but stocks rebounded in June on central bank stimulus, a reviving U.S. housing market and more eurozone aid. Although equity benchmarks hit multiyear highs in September, pre-election jitters and the looming "fiscal cliff" of tax hikes and federal spending cuts triggered some profit-taking, followed by a brief post-election sell-off. Hurricane Sandy's aftereffects added to uncertainty, but stocks proved resilient. Within the S&P 500®, the financials and consumer discretionary sectors significantly outpaced the benchmark, while utilities and energy and utilities lagged the most, with only modest gains. Despite eurozone turmoil, foreign developed-markets stocks rose strongly, with the MSCI® EAFE® Index adding 17.48%.

Comments from Thomas Allen, Portfolio Manager of Fidelity Advisor® Mid Cap II Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 14.41%, 14.16%, 13.52% and 13.57%, respectively (excluding sales charges), trailing the 17.88% mark of the S&P MidCap 400® Index. Versus the index, stock selection in health care detracted, along with weak picks and an underweighting in the capital goods segment of industrials and security selection in information technology. The fund's stake in cash and cash equivalents also hurt in a strongly rising market. The largest relative detractor, biotechnology holding Regeneron Pharmaceuticals, was a strong-performing benchmark component that the fund didn't own for most of the period. Not owning data center provider and benchmark constituent Equinix also hampered results, as did overweighting Allscripts Healthcare Solutions. Conversely, stock selection in the consumer discretionary sector helped but was partially offset by the fund's industry weightings. Stock picking in financials and a large underweighting in utilities also contributed. Individual contributors included LyondellBasell Industries, a manufacturer of ethylene, and Discover Financial Services, which markets the Discover credit and debit cards. Both contributors were non-index positions.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Class A	1.14%
Actual		$ 1,000.00	$ 1,071.90	$ 5.94
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.79
Class T	1.34%
Actual		$ 1,000.00	$ 1,070.20	$ 6.97
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.80
Class B	1.90%
Actual		$ 1,000.00	$ 1,067.80	$ 9.88
HypotheticalA		$ 1,000.00	$ 1,015.58	$ 9.63
Class C	1.88%
Actual		$ 1,000.00	$ 1,068.40	$ 9.77
Hypothetical A		$ 1,000.00	$ 1,015.69	$ 9.53
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,072.80	$ 4.69
HypotheticalA		$ 1,000.00	$ 1,020.61	$ 4.57

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Fiserv, Inc.	2.1	2.0
Wyndham Worldwide Corp.	1.6	1.5
HSN, Inc.	1.5	0.0
Fluor Corp.	1.5	0.5
Synopsys, Inc.	1.5	1.3
Time Warner, Inc.	1.5	1.3
Archer Daniels Midland Co.	1.5	0.0
Kroger Co.	1.5	0.2
Equifax, Inc.	1.4	0.8
Marathon Petroleum Corp.	1.3	0.9
	15.4
Top Five Market Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	28.3	16.8
Information Technology	18.7	18.9
Financials	13.9	16.0
Industrials	12.6	11.2
Energy	9.9	5.3
Asset Allocation (% of fund's net assets)
As of December 31, 2012 *		As of June 30, 2012 **
	Stocks 99.9%		Stocks 89.2%
	Bonds† 0.0%		Bonds† 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.1%		Short-Term Investments and Net Other Assets (Liabilities) 10.8%
* Foreign investments	19.5%	** Foreign investments	13.3%

† Amount represents less than 0.1%

Annual Report

Investments December 31, 2012

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 28.3%
Auto Components - 0.8%
Cooper Tire & Rubber Co.	72,300	$ 1,833,528
Delphi Automotive PLC (a)	351,965	13,462,661
New Focus Auto Tech Holdings Ltd. (a)	2,015,910	258,132
Standard Motor Products, Inc.	45,073	1,001,522
TRW Automotive Holdings Corp. (a)	88,637	4,751,830
		21,307,673
Distributors - 1.0%
Core-Mark Holding Co., Inc.	39,200	1,856,120
LKQ Corp. (a)	1,142,849	24,114,114
		25,970,234
Diversified Consumer Services - 2.1%
American Public Education, Inc. (a)	237,533	8,577,317
Grand Canyon Education, Inc. (a)	696,627	16,349,836
H&R Block, Inc.	992,695	18,434,346
Matthews International Corp. Class A	51,279	1,646,056
Service Corp. International	376,600	5,200,846
Universal Technical Institute, Inc.	72,781	730,721
Weight Watchers International, Inc. (e)	73,245	3,835,108
		54,774,230
Hotels, Restaurants & Leisure - 5.2%
AFC Enterprises, Inc. (a)	137,482	3,592,405
Bally Technologies, Inc. (a)	67,500	3,017,925
Fiesta Restaurant Group, Inc. (a)	17,200	263,504
Interval Leisure Group, Inc.	340,565	6,603,555
Jubilant Foodworks Ltd. (a)	621,220	14,724,920
Life Time Fitness, Inc. (a)	30,744	1,512,912
Paddy Power PLC (Ireland)	87,500	7,223,322
Panera Bread Co. Class A (a)	78,200	12,420,506
Papa John's International, Inc. (a)	166,353	9,139,434
Texas Roadhouse, Inc. Class A	601,259	10,101,151
The Cheesecake Factory, Inc.	705,207	23,074,373
Wyndham Worldwide Corp.	781,740	41,596,385
		133,270,392
Household Durables - 2.4%
ARNEST ONE Corp.	258,800	4,239,379
Haseko Corp. (a)	6,733,500	5,354,343
Jarden Corp.	395,117	20,427,549
NVR, Inc. (a)	13,438	12,362,960
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Ryland Group, Inc.	89,300	$ 3,259,450
Whirlpool Corp.	147,119	14,969,358
		60,613,039
Internet & Catalog Retail - 2.4%
Expedia, Inc.	369,377	22,698,217
HSN, Inc.	714,806	39,371,514
		62,069,731
Leisure Equipment & Products - 1.5%
Brunswick Corp.	158,825	4,620,219
Polaris Industries, Inc.	388,400	32,683,860
		37,304,079
Media - 4.9%
Cheil Worldwide, Inc.	334,620	6,794,093
Cinemark Holdings, Inc.	450,041	11,692,065
Comcast Corp. Class A	360,715	13,483,527
Discovery Communications, Inc. (a)	509,665	32,353,534
KT Skylife Co. Ltd. (a)	373,430	11,821,526
McGraw-Hill Companies, Inc.	177,240	9,689,711
Pearson PLC	74,200	1,446,273
Time Warner, Inc.	804,404	38,474,643
		125,755,372
Specialty Retail - 7.0%
American Eagle Outfitters, Inc.	667,193	13,684,128
Asbury Automotive Group, Inc. (a)	17,632	564,753
Ascena Retail Group, Inc. (a)	110,707	2,046,972
Cabela's, Inc. Class A (a)	167,309	6,985,151
Foot Locker, Inc.	762,981	24,506,950
Group 1 Automotive, Inc.	332,932	20,638,455
Guess?, Inc.	61,812	1,516,866
Limited Brands, Inc.	122,899	5,783,627
Lithia Motors, Inc. Class A (sub. vtg.)	340,263	12,732,641
Penske Automotive Group, Inc.	392,842	11,820,616
PetSmart, Inc.	44,161	3,017,963
Ross Stores, Inc.	264,683	14,332,584
Sally Beauty Holdings, Inc. (a)	74,772	1,762,376
Signet Jewelers Ltd.	67,700	3,615,180
Sonic Automotive, Inc. Class A (sub. vtg.)	710,887	14,850,429
Stage Stores, Inc.	98,300	2,435,874
TJX Companies, Inc.	752,638	31,949,483
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tsutsumi Jewelry Co. Ltd.	52,500	$ 1,347,888
Vitamin Shoppe, Inc. (a)	100,500	5,764,680
		179,356,616
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	82,200	7,336,282
Page Industries Ltd.	21,999	1,373,165
PVH Corp.	156,351	17,356,525
		26,065,972
TOTAL CONSUMER DISCRETIONARY		726,487,338
CONSUMER STAPLES - 6.0%
Beverages - 0.5%
Dr. Pepper Snapple Group, Inc.	269,454	11,904,478
Food & Staples Retailing - 1.6%
Kroger Co.	1,443,778	37,567,104
Safeway, Inc. (e)	230,146	4,163,341
		41,730,445
Food Products - 3.4%
Archer Daniels Midland Co.	1,373,523	37,620,795
Britannia Industries Ltd. (a)	82,351	751,711
ConAgra Foods, Inc.	184,811	5,451,925
Hain Celestial Group, Inc. (a)	214,498	11,630,082
Ingredion, Inc.	94,417	6,083,287
Lancaster Colony Corp.	44,196	3,057,921
Orion Corp.	2,074	2,141,226
Post Holdings, Inc. (a)	40,765	1,396,201
Want Want China Holdings Ltd.	13,375,000	18,743,803
		86,876,951
Household Products - 0.1%
Jyothy Laboratories Ltd.	268,500	803,218
Spectrum Brands Holdings, Inc.	43,291	1,945,065
		2,748,283
Personal Products - 0.4%
Elizabeth Arden, Inc. (a)	231,901	10,437,864
TOTAL CONSUMER STAPLES		153,698,021
Common Stocks - continued
	Shares	Value
ENERGY - 9.9%
Energy Equipment & Services - 5.0%
Diamond Offshore Drilling, Inc. (e)	190,100	$ 12,919,196
Dresser-Rand Group, Inc. (a)	285,134	16,007,423
Dril-Quip, Inc. (a)	41,000	2,995,050
Ensco PLC Class A	293,566	17,402,592
Helix Energy Solutions Group, Inc. (a)	725,281	14,969,800
McDermott International, Inc. (a)	2,593,919	28,584,987
Noble Corp.	392,600	13,670,332
Oil States International, Inc. (a)	56,026	4,008,100
Parker Drilling Co. (a)	275,810	1,268,726
TETRA Technologies, Inc. (a)	550,433	4,177,786
TGS Nopec Geophysical Co. ASA	207,200	6,842,926
Unit Corp. (a)	143,964	6,485,578
		129,332,496
Oil, Gas & Consumable Fuels - 4.9%
Apache Corp.	64,396	5,055,086
Denbury Resources, Inc. (a)	611,768	9,910,642
Emerald Oil, Inc. warrants 2/4/16 (a)	56,881	1
Hess Corp.	118,400	6,270,464
HollyFrontier Corp.	76,180	3,546,179
Marathon Oil Corp.	19,500	597,870
Marathon Petroleum Corp.	541,796	34,133,148
Murphy Oil Corp.	107,600	6,407,580
Occidental Petroleum Corp.	80,600	6,174,766
Peabody Energy Corp.	77,474	2,061,583
Petroquest Energy, Inc. (a)	9,400	46,530
Phillips 66	195,160	10,362,996
QEP Resources, Inc.	150,152	4,545,101
Rosetta Resources, Inc. (a)	70,500	3,197,880
Swift Energy Co. (a)	261,908	4,030,764
Tesoro Corp.	160,532	7,071,435
Ultra Petroleum Corp. (a)(e)	76,800	1,392,384
Valero Energy Corp.	500,424	17,074,467
Whiting Petroleum Corp. (a)	8,500	368,645
WPX Energy, Inc.	174,026	2,589,507
		124,837,028
TOTAL ENERGY		254,169,524
Common Stocks - continued
	Shares	Value
FINANCIALS - 13.7%
Capital Markets - 3.1%
Affiliated Managers Group, Inc. (a)	114,919	$ 14,956,708
BlackRock, Inc. Class A	43,823	9,058,652
Marusan Securities Co. Ltd.	417,800	2,259,555
Monex Group, Inc.	14,357	3,618,776
SEI Investments Co.	420,850	9,822,639
Virtus Investment Partners, Inc. (a)	17,705	2,141,243
Waddell & Reed Financial, Inc. Class A	361,800	12,597,876
Walter Investment Management Corp. (a)	574,287	24,705,827
		79,161,276
Commercial Banks - 4.8%
BB&T Corp.	344,691	10,033,955
BOK Financial Corp.	13,276	723,011
City National Corp.	134,695	6,670,096
Comerica, Inc.	299,600	9,089,864
Cullen/Frost Bankers, Inc.	129,461	7,025,848
First Commonwealth Financial Corp.	792,463	5,404,598
Glacier Bancorp, Inc.	182,694	2,687,429
HDFC Bank Ltd.	555,558	6,916,631
Huntington Bancshares, Inc.	2,554,416	16,322,718
IndusInd Bank Ltd.	400,440	3,086,654
PrivateBancorp, Inc.	691,172	10,588,755
Regions Financial Corp.	826,066	5,881,590
Shinsei Bank Ltd. (g)	4,980,000	9,967,657
SunTrust Banks, Inc.	397,718	11,275,305
Synovus Financial Corp.	1,338,027	3,278,166
Texas Capital Bancshares, Inc. (a)	293,785	13,167,444
		122,119,721
Consumer Finance - 1.6%
ACOM Co. Ltd. (a)	305,470	8,798,587
Credit Acceptance Corp. (a)	33,179	3,373,641
Credit Saison Co. Ltd.	262,400	6,563,325
Discover Financial Services	194,001	7,478,739
Hitachi Capital Corp.	351,000	7,240,001
SLM Corp.	510,915	8,751,974
		42,206,267
Diversified Financial Services - 0.0%
CRISIL Ltd.	46,923	929,360
Insurance - 2.6%
Assured Guaranty Ltd.	223,746	3,183,906
Lincoln National Corp.	831,811	21,543,905
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Old Republic International Corp.	1,916,392	$ 20,409,575
Protective Life Corp.	452,036	12,919,189
Reinsurance Group of America, Inc.	143,085	7,657,909
		65,714,484
Real Estate Investment Trusts - 0.4%
Coresite Realty Corp.	149,069	4,123,249
Extra Space Storage, Inc.	61,580	2,240,896
Kite Realty Group Trust	594,000	3,320,460
		9,684,605
Real Estate Management & Development - 1.2%
Altisource Asset Management Corp. (a)	25,603	2,099,446
Altisource Portfolio Solutions SA (a)	240,769	20,863,838
Altisource Residential Corp. (a)	85,344	1,351,849
Wharf Holdings Ltd.	727,000	5,793,989
		30,109,122
TOTAL FINANCIALS		349,924,835
HEALTH CARE - 4.6%
Biotechnology - 1.4%
3SBio, Inc. sponsored ADR (a)	101,477	1,384,146
Alexion Pharmaceuticals, Inc. (a)	41,290	3,873,415
Biogen Idec, Inc. (a)	30,900	4,532,103
Celgene Corp. (a)	47,585	3,745,891
Genomic Health, Inc. (a)	47,057	1,282,774
PDL BioPharma, Inc. (e)	108,900	767,745
Puma Biotechnology, Inc.	33,200	622,500
Regeneron Pharmaceuticals, Inc. (a)	59,338	10,150,952
United Therapeutics Corp. (a)	193,644	10,344,462
		36,703,988
Health Care Equipment & Supplies - 0.6%
ResMed, Inc.	96,270	4,001,944
St. Jude Medical, Inc.	48,171	1,740,900
SurModics, Inc. (a)	113,845	2,545,574
Thoratec Corp. (a)	50,324	1,888,156
Trinity Biotech PLC sponsored ADR	318,868	4,598,077
		14,774,651
Health Care Providers & Services - 1.8%
AMN Healthcare Services, Inc. (a)	703,922	8,130,299
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Community Health Systems, Inc.	110,937	$ 3,410,203
DaVita, Inc. (a)	28,570	3,157,842
Health Management Associates, Inc. Class A (a)	348,894	3,251,692
Humana, Inc.	9,312	639,083
Miraca Holdings, Inc.	76,300	3,076,475
Omnicare, Inc.	94,808	3,422,569
PharMerica Corp. (a)	102,663	1,461,921
Ship Healthcare Holdings, Inc. (g)	241,500	6,418,640
Team Health Holdings, Inc. (a)	103,500	2,977,695
Tenet Healthcare Corp. (a)	274,925	8,926,815
Universal Health Services, Inc. Class B	54,665	2,643,053
		47,516,287
Life Sciences Tools & Services - 0.7%
Cambrex Corp. (a)	177,410	2,018,926
Thermo Fisher Scientific, Inc.	252,238	16,087,740
		18,106,666
Pharmaceuticals - 0.1%
Cadila Healthcare Ltd.	1	8
Valeant Pharmaceuticals International, Inc. (Canada) (a)	28,300	1,688,270
		1,688,278
TOTAL HEALTH CARE		118,789,870
INDUSTRIALS - 12.6%
Aerospace & Defense - 0.3%
Esterline Technologies Corp. (a)	106,134	6,751,184
TransDigm Group, Inc.	13,513	1,842,633
		8,593,817
Airlines - 1.0%
Copa Holdings SA Class A	103,109	10,254,190
Southwest Airlines Co.	1,514,650	15,510,016
		25,764,206
Building Products - 0.5%
Apogee Enterprises, Inc.	154,052	3,692,626
Lennox International, Inc.	196,743	10,332,942
		14,025,568
Commercial Services & Supplies - 1.7%
Copart, Inc. (a)	273,166	8,058,397
Corrections Corp. of America	374,638	13,288,410
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Edenred SA	43,634	$ 1,349,526
Multiplus SA	272,700	6,431,943
Republic Services, Inc.	297,384	8,722,273
The Brink's Co.	90,212	2,573,748
Unifirst Corp. Massachusetts	26,839	1,967,835
		42,392,132
Construction & Engineering - 2.9%
Chiyoda Corp.	487,000	6,976,357
Fluor Corp.	667,132	39,187,334
Foster Wheeler AG (a)	881,275	21,432,608
URS Corp.	168,135	6,600,980
		74,197,279
Electrical Equipment - 0.8%
Acuity Brands, Inc.	59,446	4,026,278
AMETEK, Inc.	106,364	3,996,095
Generac Holdings, Inc.	53,676	1,841,624
Roper Industries, Inc.	88,800	9,899,424
		19,763,421
Industrial Conglomerates - 1.1%
Carlisle Companies, Inc.	411,715	24,192,373
Max India Ltd.	1,047,994	4,660,877
		28,853,250
Machinery - 1.7%
Actuant Corp. Class A	17,129	478,070
AGCO Corp. (a)	253,129	12,433,696
Ingersoll-Rand PLC	491,452	23,570,038
Kitz Corp.	74,700	353,280
Snap-On, Inc.	81,136	6,408,933
Terex Corp. (a)	17,200	483,492
		43,727,509
Professional Services - 2.1%
Brunel International NV	98,356	4,797,742
Corporate Executive Board Co.	248,254	11,782,135
en-japan, Inc. (g)	13	11,579
Equifax, Inc.	677,604	36,671,928
		53,263,384
Road & Rail - 0.5%
Con-way, Inc.	33,128	921,621
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Hertz Global Holdings, Inc. (a)	190,608	$ 3,101,192
Old Dominion Freight Lines, Inc. (a)	238,583	8,178,625
		12,201,438
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. (a)	5,253	174,820
TOTAL INDUSTRIALS		322,956,824
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 1.2%
AAC Acoustic Technology Holdings, Inc.	2,727,000	9,669,450
Acme Packet, Inc. (a)	72,719	1,608,544
Brocade Communications Systems, Inc. (a)	2,771,722	14,773,278
Motorola Solutions, Inc.	54,400	3,028,992
Riverbed Technology, Inc. (a)	88,912	1,753,345
		30,833,609
Computers & Peripherals - 1.0%
Cray, Inc. (a)	124,742	1,989,635
Gemalto NV	138,184	12,473,149
NCR Corp. (a)	442,448	11,273,575
		25,736,359
Electronic Equipment & Components - 1.2%
Arrow Electronics, Inc. (a)	80,754	3,075,112
Avnet, Inc. (a)	101,420	3,104,466
Benchmark Electronics, Inc. (a)	98,735	1,640,976
FEI Co.	47,277	2,621,982
Ingenico SA	174,616	9,933,775
Ingram Micro, Inc. Class A (a)	34,794	588,714
Jabil Circuit, Inc.	51,019	984,157
Plexus Corp. (a)	54,064	1,394,851
Tech Data Corp. (a)	103,033	4,691,092
Vishay Intertechnology, Inc. (a)	275,385	2,927,343
		30,962,468
Internet Software & Services - 0.5%
eBay, Inc. (a)	100,158	5,110,061
Mail.ru Group Ltd. GDR (Reg. S)	90,100	3,147,031
Tencent Holdings Ltd.	93,300	3,059,933
		11,317,025
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 8.6%
Alliance Data Systems Corp. (a)(e)	155,128	$ 22,456,329
Amdocs Ltd.	89,459	3,040,711
Computer Task Group, Inc. (a)	268,156	4,888,484
CoreLogic, Inc. (a)	219,014	5,895,857
Euronet Worldwide, Inc. (a)	252,168	5,951,165
Fidelity National Information Services, Inc.	507,494	17,665,866
Fiserv, Inc. (a)	676,900	53,495,405
FleetCor Technologies, Inc. (a)	544,889	29,233,295
Gartner, Inc. Class A (a)	63,580	2,925,952
Genpact Ltd.	593,533	9,199,762
Heartland Payment Systems, Inc.	209,103	6,168,539
Jack Henry & Associates, Inc.	66,600	2,614,716
Maximus, Inc.	130,698	8,262,728
NeuStar, Inc. Class A (a)	318,242	13,343,887
Teletech Holdings, Inc. (a)	286,901	5,106,838
Total System Services, Inc.	592,586	12,693,192
Visa, Inc. Class A	119,704	18,144,732
		221,087,458
Semiconductors & Semiconductor Equipment - 2.3%
Cypress Semiconductor Corp.	77,375	838,745
Integrated Device Technology, Inc. (a)	1,258,634	9,188,028
Integrated Silicon Solution, Inc. (a)	54,883	493,947
International Rectifier Corp. (a)	158,648	2,812,829
KLA-Tencor Corp.	29,906	1,428,311
Lam Research Corp. (a)	164,559	5,945,517
LSI Corp. (a)	364,952	2,583,860
Mellanox Technologies Ltd. (a)	61,877	3,674,256
MEMC Electronic Materials, Inc. (a)	673,772	2,162,808
NVIDIA Corp.	535,700	6,583,753
PDF Solutions, Inc. (a)	281,144	3,874,164
RF Micro Devices, Inc. (a)	229,458	1,027,972
Samsung Electronics Co. Ltd.	2,357	3,408,619
Skyworks Solutions, Inc. (a)	404,951	8,220,505
Taiwan Semiconductor Manufacturing Co. Ltd.	2,030,000	6,783,891
		59,027,205
Software - 3.9%
Autodesk, Inc. (a)	154,600	5,465,110
Compuware Corp. (a)	1,158,836	12,596,547
Intuit, Inc.	26,176	1,557,472
Mentor Graphics Corp. (a)	1,353,986	23,044,842
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
NetDragon WebSoft, Inc.	974,000	$ 1,399,279
SS&C Technologies Holdings, Inc. (a)	501,941	11,604,876
Symantec Corp. (a)	285,879	5,377,384
Synopsys, Inc. (a)	1,227,048	39,069,208
		100,114,718
TOTAL INFORMATION TECHNOLOGY		479,078,842
MATERIALS - 5.8%
Chemicals - 3.5%
Ashland, Inc.	178,130	14,323,433
Cabot Corp.	16,853	670,581
CF Industries Holdings, Inc.	14,617	2,969,590
Cytec Industries, Inc.	92,179	6,344,681
FMC Corp.	90,727	5,309,344
Landec Corp. (a)	363,170	3,446,483
LyondellBasell Industries NV Class A	475,814	27,164,221
Pidilite Industries Ltd. (a)	915,672	3,659,385
PolyOne Corp.	48,111	982,427
PPG Industries, Inc.	82,332	11,143,636
Valspar Corp.	98,998	6,177,475
W.R. Grace & Co. (a)	105,286	7,078,378
		89,269,634
Metals & Mining - 1.7%
Barrick Gold Corp.	190,900	6,682,556
Detour Gold Corp. (a)	46,000	1,151,041
Goldcorp, Inc.	345,500	12,702,257
IAMGOLD Corp.	191,900	2,197,387
New Gold, Inc. (a)	911,100	10,084,660
Osisko Mining Corp. (a)	448,200	3,604,705
Yamana Gold, Inc. (e)	351,233	6,041,617
		42,464,223
Paper & Forest Products - 0.6%
International Paper Co.	396,649	15,802,496
TOTAL MATERIALS		147,536,353
UTILITIES - 0.1%
Electric Utilities - 0.0%
ITC Holdings Corp.	10,653	819,322
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 0.1%
Towngas China Co. Ltd.	562,000	$ 465,929
UGI Corp.	11,400	372,894
		838,823
TOTAL UTILITIES		1,658,145
TOTAL COMMON STOCKS (Cost $2,214,701,155)		2,554,299,752
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (f)	2,423	2,368,483
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	140,930	3,755,785
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,669,047)		6,124,268
Nonconvertible Bonds - 0.0%
Principal Amount
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Britannia Industries Ltd. 8.25% 3/22/13 (d) (Cost $39,338)	10,968	35,784
Money Market Funds - 1.3%
	Shares	Value
Fidelity Cash Central Fund, 0.18% (b)	15,223,602	$ 15,223,602
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	18,114,050	18,114,050
TOTAL MONEY MARKET FUNDS (Cost $33,337,652)		33,337,652
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,252,747,192)		2,593,797,456
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(31,162,695)
NET ASSETS - 100%		$ 2,562,634,761
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount shown represents units.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,368,483 or 0.1% of net assets.

(g) Security or a portion of the security sold on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 247,480
Fidelity Securities Lending Cash Central Fund	594,130
Total	$ 841,610
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 726,487,338	$ 664,568,015	$ 61,919,323	$ -
Consumer Staples	153,698,021	131,258,063	22,439,958	-
Energy	254,169,524	247,326,597	6,842,927	-
Financials	356,049,103	298,506,085	57,543,018	-
Health Care	118,789,870	109,294,747	9,495,123	-
Industrials	322,956,824	298,375,520	24,581,304	-
Information Technology	479,078,842	429,203,715	49,875,127	-
Materials	147,536,353	143,876,968	3,659,385	-
Utilities	1,658,145	1,192,216	465,929	-
Corporate Bonds	35,784	-	35,784	-
Money Market Funds	33,337,652	33,337,652	-	-
Total Investments in Securities:	$ 2,593,797,456	$ 2,356,939,578	$ 236,857,878	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 119,507,257
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	80.5%
Japan	2.6%
Canada	1.9%
Netherlands	1.8%
Panama	1.5%
Cayman Islands	1.5%
India	1.4%
Ireland	1.4%
Switzerland	1.3%
Korea (South)	1.0%
Others (Individually Less Than 1%)	5.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012

Assets
Investment in securities, at value (including securities loaned of $17,805,970) - See accompanying schedule: Unaffiliated issuers (cost $2,219,409,540)	$ 2,560,459,804
Fidelity Central Funds (cost $33,337,652)	33,337,652
Total Investments (cost $2,252,747,192)		$ 2,593,797,456
Cash		1,835
Receivable for investments sold Regular delivery		12,219,060
Delayed delivery		1,471,254
Receivable for fund shares sold		4,462,771
Dividends receivable		926,807
Interest receivable		1,889
Distributions receivable from Fidelity Central Funds		25,197
Prepaid expenses		7,348
Other receivables		380,347
Total assets		2,613,293,964

Liabilities
Payable for investments purchased	$ 18,761,058
Payable for fund shares redeemed	11,254,660
Distributions payable	118
Accrued management fee	1,185,563
Distribution and service plan fees payable	586,286
Other affiliated payables	676,883
Other payables and accrued expenses	80,585
Collateral on securities loaned, at value	18,114,050
Total liabilities		50,659,203

Net Assets		$ 2,562,634,761
Net Assets consist of:
Paid in capital		$ 2,203,961,672
Accumulated net investment loss		(30,626)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		17,650,517
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		341,053,198
Net Assets		$ 2,562,634,761

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($929,707,319 ÷ 53,352,741 shares)	$ 17.43

Maximum offering price per share (100/94.25 of $17.43)	$ 18.49
Class T: Net Asset Value and redemption price per share ($388,598,060 ÷ 22,547,215 shares)	$ 17.23

Maximum offering price per share (100/96.50 of $17.23)	$ 17.85
Class B: Net Asset Value and offering price per share ($43,995,816 ÷ 2,658,165 shares)A	$ 16.55

Class C: Net Asset Value and offering price per share ($233,541,991 ÷ 14,088,454 shares)A	$ 16.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($966,791,575 ÷ 54,614,873 shares)	$ 17.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2012

Investment Income
Dividends		$ 44,883,058
Interest		7,455
Income from Fidelity Central Funds		841,610
Total income		45,732,123

Expenses
Management fee	$ 16,892,124
Transfer agent fees	8,727,158
Distribution and service plan fees	8,419,110
Accounting and security lending fees	903,605
Custodian fees and expenses	232,743
Independent trustees' compensation	20,393
Registration fees	158,911
Audit	86,831
Legal	11,662
Interest	1,251
Miscellaneous	35,304
Total expenses before reductions	35,489,092
Expense reductions	(663,678)	34,825,414
Net investment income (loss)		10,906,709
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	233,337,074
Foreign currency transactions	(176,862)
Total net realized gain (loss)		233,160,212
Change in net unrealized appreciation (depreciation) on: Investment securities	142,225,830
Assets and liabilities in foreign currencies	4,183
Total change in net unrealized appreciation (depreciation)		142,230,013
Net gain (loss)		375,390,225
Net increase (decrease) in net assets resulting from operations		$ 386,296,934

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,906,709	$ (10,369,855)
Net realized gain (loss)	233,160,212	191,581,257
Change in net unrealized appreciation (depreciation)	142,230,013	(571,662,525)
Net increase (decrease) in net assets resulting from operations	386,296,934	(390,451,123)
Distributions to shareholders from net investment income	(1,913,985)	-
Distributions to shareholders from net realized gain	(125,035,080)	-
Total distributions	(126,949,065)	-
Share transactions - net increase (decrease)	(729,148,287)	39,733,323
Total increase (decrease) in net assets	(469,800,418)	(350,717,800)

Net Assets
Beginning of period	3,032,435,179	3,383,152,979
End of period (including accumulated net investment loss of $30,626 and accumulated net investment loss of $8,129,242, respectively)	$ 2,562,634,761	$ 3,032,435,179

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.02	$ 17.90	$ 14.17	$ 10.30	$ 17.05
Income from Investment Operations
Net investment income (loss) C	.07	(.05)	(.02)	- I	.01
Net realized and unrealized gain (loss)	2.22	(1.83)	3.78	3.93	(6.68)
Total from investment operations	2.29	(1.88)	3.76	3.93	(6.67)
Distributions from net realized gain	(.88)	-	(.03)	(.06)	(.08)
Net asset value, end of period	$ 17.43	$ 16.02	$ 17.90	$ 14.17	$ 10.30
Total Return A,B	14.41%	(10.50)%	26.56%	38.17%	(39.30)%
Ratios to Average Net AssetsD,G
Expenses before reductions	1.15%	1.16%	1.16%	1.18%	1.22%
Expenses net of fee waivers, if any	1.15%	1.16%	1.16%	1.18%	1.22%
Expenses net of all reductions	1.13%	1.15%	1.15%	1.17%	1.21%
Net investment income (loss)	.38%	(.27)%	(.13)%	-% F	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 929,707	$ 1,323,551	$ 1,525,295	$ 790,594	$ 515,659
Portfolio turnover rate E	186%	80%	42%	60%	147% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.88	$ 17.79	$ 14.11	$ 10.26	$ 17.01
Income from Investment Operations
Net investment income (loss)C	.03	(.08)	(.05)	(.03)	(.03)
Net realized and unrealized gain (loss)	2.20	(1.83)	3.76	3.91	(6.64)
Total from investment operations	2.23	(1.91)	3.71	3.88	(6.67)
Distributions from net realized gain	(.88)	-	(.03)	(.03)	(.08)
Net asset value, end of period	$ 17.23	$ 15.88	$ 17.79	$ 14.11	$ 10.26
Total ReturnA,B	14.16%	(10.74)%	26.31%	37.82%	(39.39)%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.35%	1.35%	1.37%	1.42%	1.43%
Expenses net of fee waivers, if any	1.35%	1.35%	1.37%	1.42%	1.43%
Expenses net of all reductions	1.33%	1.34%	1.37%	1.41%	1.42%
Net investment income (loss)	.18%	(.46)%	(.34)%	(.23)%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 388,598	$ 420,604	$ 523,899	$ 416,952	$ 311,520
Portfolio turnover rate E	186%	80%	42%	60%	147% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.37	$ 17.31	$ 13.81	$ 10.07	$ 16.79
Income from Investment Operations
Net investment income (loss) C	(.06)	(.17)	(.13)	(.09)	(.10)
Net realized and unrealized gain (loss)	2.12	(1.77)	3.66	3.83	(6.54)
Total from investment operations	2.06	(1.94)	3.53	3.74	(6.64)
Distributions from net realized gain	(.88)	-	(.03)	-	(.08)
Net asset value, end of period	$ 16.55	$ 15.37	$ 17.31	$ 13.81	$ 10.07
Total Return A,B	13.52%	(11.21)%	25.58%	37.14%	(39.73)%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.91%	1.91%	1.91%	1.96%	1.99%
Expenses net of fee waivers, if any	1.91%	1.91%	1.91%	1.96%	1.99%
Expenses net of all reductions	1.88%	1.90%	1.91%	1.95%	1.98%
Net investment income (loss)	(.38)%	(1.02)%	(.88)%	(.78)%	(.74)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,996	$ 57,534	$ 83,330	$ 73,184	$ 57,954
Portfolio turnover rate E	186%	80%	42%	60%	147% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.39	$ 17.32	$ 13.81	$ 10.07	$ 16.80
Income from Investment Operations
Net investment income (loss) C	(.06)	(.17)	(.13)	(.09)	(.10)
Net realized and unrealized gain (loss)	2.13	(1.76)	3.67	3.83	(6.55)
Total from investment operations	2.07	(1.93)	3.54	3.74	(6.65)
Distributions from net realized gain	(.88)	-	(.03)	-	(.08)
Net asset value, end of period	$ 16.58	$ 15.39	$ 17.32	$ 13.81	$ 10.07
Total ReturnA,B	13.57%	(11.14)%	25.65%	37.14%	(39.77)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.88%	1.87%	1.88%	1.94%	1.98%
Expenses net of fee waivers, if any	1.88%	1.87%	1.88%	1.94%	1.98%
Expenses net of all reductions	1.86%	1.86%	1.88%	1.93%	1.97%
Net investment income (loss)	(.35)%	(.98)%	(.85)%	(.76)%	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 233,542	$ 258,215	$ 299,688	$ 217,164	$ 156,528
Portfolio turnover rate E	186%	80%	42%	60%	147% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.25	$ 18.12	$ 14.31	$ 10.39	$ 17.15
Income from Investment Operations
Net investment income (loss) B	.11	- G	.02	.03	.04
Net realized and unrealized gain (loss)	2.26	(1.87)	3.82	3.98	(6.72)
Total from investment operations	2.37	(1.87)	3.84	4.01	(6.68)
Distributions from net investment income	(.04)	-	-	-	-
Distributions from net realized gain	(.88)	-	(.03)	(.09)	(.08)
Total distributions	(.92)	-	(.03)	(.09)	(.08)
Net asset value, end of period	$ 17.70	$ 16.25	$ 18.12	$ 14.31	$ 10.39
Total ReturnA	14.67%	(10.32)%	26.86%	38.55%	(39.13)%
Ratios to Average Net AssetsC,E
Expenses before reductions	.90%	.90%	.90%	.95%	.97%
Expenses net of fee waivers, if any	.90%	.90%	.90%	.95%	.97%
Expenses net of all reductions	.88%	.89%	.90%	.94%	.96%
Net investment income (loss)	.63%	(.02)%	.13%	.23%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 966,792	$ 972,531	$ 950,940	$ 535,875	$ 402,675
Portfolio turnover rate D	186%	80%	42%	60%	147% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2012

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2012, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of December 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 375,284,227
Gross unrealized depreciation	(43,909,878)
Net unrealized appreciation (depreciation) on securities and other investments	$ 331,374,349

Tax Cost	$ 2,262,423,107

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 34,145,125
Net unrealized appreciation (depreciation)	$ 331,377,283

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (6,808,536)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund acquired $6,808,536 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,702,134 per year.

The tax character of distributions paid was as follows:

	December 31, 2012	December 31, 2011
Ordinary Income	$ 1,913,985	$ -
Long-term Capital Gains	125,035,080	-
Total	$ 126,949,065	$ -

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,331,620,155 and $6,061,235,952, respectively.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 3,272,921	$ 45,129
Class T	.25%	.25%	2,097,710	6,716
Class B	.75%	.25%	521,431	391,952
Class C	.75%	.25%	2,527,048	248,042
			$ 8,419,110	$ 691,839

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 169,573
Class T	27,930
Class B*	70,097
Class C*	23,865
$ 291,465

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 3,885,210.30
Class T	1,015,205.24
Class B	156,241.30
Class C	690,112.27
Institutional Class	2,980,390.30
	$ 8,727,158

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $39,111 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,706,364.42%		$ 1,251

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,616 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $232,320. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $594,130, including $45 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $663,585 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $93.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2012	2011
From net investment income
Institutional Class	$ 1,913,985	$ -
From net realized gain
Class A	$ 45,477,477	$ -
Class T	19,107,017	-
Class B	2,284,191	-
Class C	11,934,510	-
Institutional Class	46,231,885	-
Total	$ 125,035,080	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2012	2011	2012	2011
Class A
Shares sold	13,667,395	30,412,558	$ 238,850,934	$ 540,617,970
Reinvestment of distributions	2,506,427	-	42,859,902	-
Shares redeemed	(45,454,317)	(32,976,341)	(789,341,888)	(570,949,906)
Net increase (decrease)	(29,280,495)	(2,563,783)	$ (507,631,052)	$ (30,331,936)
Class T
Shares sold	3,527,446	7,239,654	$ 61,068,430	$ 127,751,827
Reinvestment of distributions	1,072,407	-	18,134,396	-
Shares redeemed	(8,536,501)	(10,211,084)	(147,707,318)	(177,115,932)
Net increase (decrease)	(3,936,648)	(2,971,430)	$ (68,504,492)	$ (49,364,105)
Class B
Shares sold	46,541	191,984	$ 777,999	$ 3,304,518
Reinvestment of distributions	130,661	-	2,123,240	-
Shares redeemed	(1,262,788)	(1,263,087)	(21,119,676)	(20,958,797)
Net increase (decrease)	(1,085,586)	(1,071,103)	$ (18,218,437)	$ (17,654,279)
Class C
Shares sold	1,456,138	4,512,050	$ 24,388,070	$ 78,435,794
Reinvestment of distributions	653,779	-	10,636,987	-
Shares redeemed	(4,803,300)	(5,031,678)	(80,054,915)	(83,511,938)
Net increase (decrease)	(2,693,383)	(519,628)	$ (45,029,858)	$ (5,076,144)
Institutional Class
Shares sold	14,326,778	26,124,663	$ 254,086,166	$ 469,245,567
Reinvestment of distributions	2,506,041	-	43,613,938	-
Shares redeemed	(22,067,425)	(18,763,459)	(387,464,552)	(327,085,780)
Net increase (decrease)	(5,234,606)	7,361,204	$ (89,764,448)	$ 142,159,787

Annual Report

Notes to Financial Statements - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Mid Cap II Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Mid Cap II Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Mid Cap II Fund as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 15, 2013

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 234 funds advised by FMR or an affiliate. Mr. Curvey oversees 452 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (64)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (59)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (68)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (62)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (68)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (73)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (63)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (62)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (70)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (65)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (43)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (47)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as President of Fidelity Research & Analysis Company (2010-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investment Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (48)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stacie Smith (38)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2012-present) of other Fidelity funds and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (54)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Hebble served as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Mid Cap II Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	02/11/13	02/08/13	$0.236
Class T	02/11/13	02/08/13	$0.236
Class B	02/11/13	02/08/13	$0.236
Class C	02/11/13	02/08/13	$0.236

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2012, $180,347,117, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mid Cap II Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Mid Cap II Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the fourth quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's disappointing performance relative to its peer group and benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Mid Cap II Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2011 and the total expense ratio of Class T ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
Company (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AMP-UANN-0213
1.801439.108

Item 2. Code of Ethics

As of the end of the period, December 31, 2012, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Mid Cap II Fund (the "Fund"):

Services Billed by Deloitte Entities

December 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Mid Cap II Fund	$54,000	$-	$4,600	$800

December 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Mid Cap II Fund	$54,000	$-	$4,600	$700

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	December 31, 2012A	December 31, 2011A
Audit-Related Fees	$910,000	$610,000
Tax Fees	$-	$-
All Other Fees	$955,000	$430,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2012 A	December 31, 2011 A
Deloitte Entities	$1,900,000	$1,140,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 27, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 27, 2013